Annual Operating Expenses - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2024
Fidelity Advisor Convertible Securities Fund - Class A
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.04%
Fidelity Advisor Convertible Securities Fund - Class C
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	1.81%
Fidelity Advisor Convertible Securities Fund - Class M
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.30%
Fidelity Advisor Convertible Securities Fund - Class I
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%	[2]
Total annual operating expenses	0.78%
Fidelity Advisor Convertible Securities Fund - Class Z
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.66%

[1]	AThe management fee is comprised of a basic fee of 0.42% adjusted up or down by a maximum of 0.15% based on the fund's performance relative to that of the ICE® BofA® All US Convertibles Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.